Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities of SOS Limited
Name	Background
SOS Information Technology New York Inc.	A New York company Incorporated on July 15, 2020 A holding company	SOS NY

Yong Bao Two Ltd.	A British Virgin Island company Incorporated on February 29, 2020 A holding company	YBT

China SOS Ltd.	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company	China SOS

Qingdao SOS Investment Management Co., Ltd.	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on July 5, 2020	WFOE

Qingdao SOS Investment LLP	A PRC limited liability company Incorporated on December 21, 2020 A investment holding company	Qingdao SOS

SOS Industrial Holding Co., Ltd.	A PRC limited liability company Incorporated on June 12, 2019	VIE

SOS Information Technology Co., Ltd.	A PRC limited liability company Incorporated on March 2, 2016 Operates insurance marketing business, 10086 hot -line, bankcard promotional center and SaaS service	SOS IT

Inner Mongolia SOS Insurance Agency Co., Ltd.	A PRC limited liability company Incorporated on June 18, 2020 Operates insurance brokerage business within Inner Mongolia region	Mongolia SOS

SOS International Trading Co., Ltd.	A PRC limited liability company Incorporated on September 4, 2020 Engaged in commodity trading	SOS trading